FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivative Instruments - Net Asset (Liability) Position (Details) $ in Millions, $ in Millions	Dec. 31, 2023 CAD ($) $ / $	Dec. 31, 2023 USD ($) $ / $	Dec. 31, 2022 CAD ($) $ / $	Dec. 31, 2022 USD ($) $ / $	Dec. 31, 2021 CAD ($)
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	$ (538)		$ 1,136		$ 895
Current portion of derivative instruments	80		689
Derivative instruments	571		861
Net mark-to-market asset	(538)		1,136
Net mark-to-market asset	(54)		673
Net mark-to-market asset	(484)		463
Derivative instruments	(1,055)		(398)
Debt derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets			$ 1,517	$ 1,173
Exchange rate, assets | $ / $			1.2930	1.2930
Fair value, assets	$ (571)		$ 988
Exchange rate, liabilities | $ / $	1.3526	1.3526
Derivative financial liabilities	$ 101		(72)
Notional amount, liabilities	4,537	$ 3,354
Current portion of derivative instruments	(98)		525
Derivative instruments	(473)		463
Debt derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets	$ 5,278	$ 4,557	$ 9,180	$ 7,834
Exchange rate, assets | $ / $	1.1583	1.1583	1.1718	1.1718
Fair value, assets	$ (470)		$ 916		1,110
Notional amount, liabilities	$ 13,773	$ 10,550	$ 9,738	$ 7,491
Exchange rate, liabilities | $ / $	1.3055	1.3055	1.3000	1.3000
Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities			$ 0
Interest rate derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets			0
Expenditure derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets	$ 789	$ 600	$ 1,200	$ 960
Exchange rate, assets | $ / $	1.3147	1.3147	1.2500	1.2500
Fair value, assets			$ 94		(19)
Notional amount, liabilities	$ 1,398	$ 1,050
Exchange rate, liabilities | $ / $	1.3315	1.3315
Derivative financial liabilities	$ 15		94
Current portion of derivative instruments			94
Current derivative financial liabilities	(4)
Derivative instruments			0
Derivative instruments	(11)
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets	324		295
Fair value, assets	48		54		36
Current portion of derivative instruments	48
Derivative instruments	0
Before Offset Amount
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	651		1,550
Derivative financial liabilities	1,189		414
Before Offset Amount | Debt derivatives
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	0		72
Derivative financial liabilities	101		0		$ 11
Current portion of derivative instruments			72
Current derivative financial liabilities	(101)
Derivative instruments			0
Derivative instruments	0
Before Offset Amount | Debt derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	599		1,330
Derivative financial liabilities	1,069		414
Current portion of derivative instruments	29		469
Current derivative financial liabilities	(26)		(16)
Derivative instruments	570		861
Derivative instruments	(1,043)		(398)
Before Offset Amount | Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities			0
Before Offset Amount | Interest rate derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets			0
Derivative financial liabilities			243
Before Offset Amount | Expenditure derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	4		94
Derivative financial liabilities	19		0
Current portion of derivative instruments	3		94
Current derivative financial liabilities	(7)
Derivative instruments	1		0
Derivative instruments	(12)
Before Offset Amount | Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	48		54
Derivative financial liabilities	0		0
Current portion of derivative instruments	48		54
Derivative instruments	$ 0		$ 0